Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Apr. 09, 2013
Document Effective Date	Apr. 09, 2013
Prospectus Date	Jan. 31, 2013